Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

E. Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. Our management believes the proportionate method used to allocate corporate costs is reasonable. It is not practicable to determine what the amounts of those expenses would have been had we operated on a stand-alone basis. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we continue to earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. We are included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlement with AIG for taxes are determined in accordance with our tax sharing agreements.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.3 million to AIG during the year ended December 31, 2012. The transaction was recorded in Retained earnings as a dividend of $25.4 million, net of taxes of $11.9 million. We also received one corporate aircraft from AIG and we recorded $16.7 million, net of taxes of $9.2 million, in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf:    We recorded $3.7 million and $2.6 million in Additional paid in capital for the nine months ended September 30, 2013 and the year ended December 31, 2012, respectively, for compensation, legal fees and other expenses paid by AIG on our behalf for which we were not required to reimburse.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of September 30, 2013, was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note N—Fair Value Measurements and Note O—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $6.2 million and $8.3 million for the nine months ended September 30, 2013 and 2012, respectively.

        Our financial statements include the following amounts involving related parties:

	Three Months Ended		Nine Months Ended
Income Statement	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012
	(Dollars in thousands)
Expense (income):
Effect from derivative contracts with AIG Markets, Inc.(a)	$294	$301	$889	$911
Interest on derivative contracts with AIG Markets, Inc.	2,844	4,173	9,547	13,851
Corporate costs from AIG, including allocations(b)	11,538	3,904	27,636	18,451
Interest on time deposit account with AIG Markets(c)	(775)	(1,059)	(2,400)	(2,702)
Management fees received	(2,261)	(2,219)	(6,444)	(6,683)
Management fees paid to subsidiaries of AIG	—	40	126	156

Balance Sheet	September 30, 2013	December 31, 2012
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(c)	$1,106,003	$1,103,591
Derivative liabilities(a)	(10,379)	(20,933)
Current income taxes and other tax liabilities to AIG(d)	(286,630)	(299,333)
Accrued corporate costs payable to AIG	(23,800)	(20,969)
Equity increase (decrease):
Aircraft transfer to AIG, net of tax of $11,866 (2012)	—	(25,379)
Aircraft contribution from AIG, net of tax of $9,211 (2012)	—	16,690
Expenses paid by AIG on our behalf(e)	3,675	2,636
(a)
See Note O—Derivative Financial Instruments for all derivative transactions.

(b)
Amounts for the three and nine months ended September 30, 2013 include $6.1 million and $2.5 million, respectively, of legal expenses paid by AIG on our behalf in prior periods. See Note A of Notes to Condensed, Consolidated Financial Statements.

(c)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(d)
We made no payment during the nine months ended September 30, 2013, and paid approximately $1.7 million to AIG for an ILFC tax liability during the year ended December 31, 2012.

(e)
Amount as of September 30, 2013 includes the after-tax impact of a $2.5 million adjustment to correctly reflect legal expenses paid by AIG on our behalf prior to 2013. See Note A of Notes to Condensed, Consolidated Financial Statements.

Note D—Related Party Transactions

        Related Party Allocations and Fees:    We are party to cost sharing agreements, including tax, with AIG. Generally, these agreements provide for the allocation of corporate costs based upon a proportional allocation of costs to all subsidiaries. We also pay other subsidiaries of AIG a fee related to management services provided for certain of our foreign subsidiaries and we earn management fees from two trusts consolidated by AIG for the management of aircraft we sold to the trusts in prior years. ILFC is included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined/unitary basis. Settlements with AIG for taxes are determined in accordance with our tax sharing agreements. In March 2010, we paid AIG $85 million that was due and payable on a loan related to certain transactions during 2002 and 2003 that accomplished AIG's overall tax panning objectives.

        Dividends and Capital Contribution:    We transferred two corporate aircraft with a combined net book value of $37.2 million to AIG during the year ended December 31, 2012. The transaction was recorded in Retained earnings as a dividend of $25.4 million, net of taxes of $11.8 million. We also received one corporate aircraft from AIG and we recorded $16.7 million, net of taxes of $9.2 million, in Lease receivables and other assets and as a capital contribution in Paid-in capital to reflect the transaction.

        Expenses Paid by AIG on Our Behalf.    We recorded $2.6 million, $(8.0) million and $2.8 million in Additional paid in capital for the years ended December 31, 2012, 2011 and 2010, respectively, for compensation and other expenses paid by AIG on our behalf for which we were not required to pay. The $8.0 million decrease recorded for the year ended December 31, 2011, resulted from an adjustment for forfeited pension benefits, previously recorded as Additional paid in capital. See Note M—Shareholders' Equity.

        Derivatives and Insurance Premiums:    The counterparty of all of our interest rate swap agreements as of December 31, 2012 was AIG Markets, Inc., a wholly-owned subsidiary of AIG. See Note T—Fair Value Measurements and Note U—Derivative Financial Instruments. In addition, we purchase insurance through a broker who may place part of our policies with AIG. Total insurance premiums were $9.9 million, $7.9 million and $7.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Our financial statements include the following amounts involving related parties:

Income Statement	2012	2011	2010
	(Dollars in thousands)
Expense (income):
Interest expense on loan from AIG	$—	$—	$157,926
Effect from derivatives on contracts with AIG Markets, Inc.(a)	1,212	8,414	45,725
Interest on derivative contracts with AIG Markets, Inc.	17,712	50,043	91,988
Allocation of corporate costs from AIG	22,941	(1,246)	30,512
Lease revenue related to hedging of lease receipts with AIGFP(b)	—	—	224
Interest on time deposit account with AIG Markets(a)	(3,634)	—	—
Management fees received	(8,871)	(9,323)	(9,429)
Management fees paid to subsidiaries of AIG	156	94	425

	December 31,
Balance Sheet	2012	2011
	(Dollars in thousands)
Asset (liability):
Time deposit account with AIG Markets(a)	$1,103,591	$—
Derivative liabilities(b)	(20,933)	(31,756)
Current income taxes and other tax liabilities to AIG(c)	(299,333)	(279,441)
Accrued corporate costs payable to AIG	(20,969)	(21,672)
Equity:
Aircraft transfer to AIG, net of tax of $11,866	25,379	—
Aircraft contribution from AIG, net of tax of $9,211	(16,690)	—
Compensation and other expenses paid by AIG	2,636	(8,000)
(a)
We have a 30-day interest bearing time deposit account with AIG Markets, Inc., all of which is available for use in our operations. If we request that funds be made available to us prior to the maturity date of the time deposit, we may have to pay a breakage fee to AIG Markets, Inc.

(b)
See Note U—Derivative Financial Instruments for all derivative transactions.

(c)
We paid approximately $1.7 million and $58.5 million to AIG for ILFC tax liability during the years ended December 31, 2012 and 2011, respectively.